Fair Value - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Feb. 10, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain (loss) on re-measurement of financial assets and liabilities measured at fair value	$ 0	$ 5,598,198
Fair Value, Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain Loss On Derivative Instruments Net Pretax
Measurement of call option	$ 0	$ 0
Sprout Foods, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Minority ownership percentage	49.90%		49.90%